Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.3%
Aerospace & Defense – 1.5%
AAR Corp*	157,541	$17,244,438
Automobiles – 0.9%
Thor Industries Inc	131,850	10,533,496
Banks – 17.6%
Ameris Bancorp	226,441	17,660,134
Business First Bancshares Inc	735,269	19,881,674
Community Trust Bancorp Inc	185,340	11,253,845
FB Financial Corp	365,615	18,990,043
First Busey Corp	96,231	2,431,757
Fulton Financial Corp	1,038,916	21,131,551
Glacier Bancorp Inc	149,863	6,694,380
Nicolet Bankshares Inc	95,085	14,131,533
OFG Bancorp	572,504	23,163,512
Shore Bancshares Inc	380,252	7,103,107
Sierra Bancorp	344,098	11,671,804
Towne Bank/Portsmouth VA	676,181	22,767,014
Wintrust Financial Corp	198,308	27,552,914
		204,433,268
Beverages – 1.8%
Coca-Cola Consolidated Inc	109,411	20,978,465
Biotechnology – 1.5%
Dyne Therapeutics Inc*	117,004	2,121,283
IDEAYA Biosciences Inc*	80,194	2,672,064
Praxis Precision Medicines Inc*	20,701	6,669,655
Vaxcyte Inc*	110,601	6,427,024
		17,890,026
Capital Markets – 4.2%
Lazard Inc	369,875	15,712,290
Piper Sandler Cos	175,556	13,438,812
WisdomTree Investments Inc	1,372,534	19,984,095
		49,135,197
Chemicals – 2.2%
Innospec Inc	105,607	7,711,423
Quaker Chemical Corp	147,177	18,283,799
		25,995,222
Commercial Services & Supplies – 1.7%
Boyd Group Services Inc	102,529	13,090,894
Healthcare Services Group Inc*	384,661	7,135,462
		20,226,356
Construction Materials – 0.7%
Eagle Materials Inc	43,964	8,328,980
Electrical Equipment – 1.0%
Thermon Group Holdings Inc*	223,810	11,280,024
Electronic Equipment, Instruments & Components – 4.5%
Fabrinet*	25,371	13,231,484
Littelfuse Inc	44,797	15,201,862
Napco Security Technologies Inc	235,861	9,290,565
Vontier Corp	409,560	14,527,093
		52,251,004
Equity Real Estate Investment Trusts (REITs) – 1.7%
Broadstone Net Lease Inc	1,107,989	20,242,959
Food & Staples Retailing – 2.6%
Casey's General Stores Inc	17,973	13,081,828
Ingles Markets Inc	184,065	16,545,603
		29,627,431
Food Products – 1.6%
Cal-Maine Foods Inc	131,551	10,412,262
John B Sanfilippo & Son Inc	98,614	7,823,048
		18,235,310
Gas Utilities – 2.3%
Chesapeake Utilities Corp	211,637	26,744,568
Health Care Equipment & Supplies – 5.9%
Carlsmed Inc*	343,579	3,109,390
Enovis Corp*	351,758	8,002,495

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Envista Holdings Corp*	345,495	$8,765,208
Glaukos Corp*	44,543	4,795,499
Globus Medical Inc*	109,806	9,460,885
ICU Medical Inc*	105,924	13,680,085
InMode Ltd*	932,038	12,750,280
Tactile Systems Technology Inc*	317,664	8,300,560
		68,864,402
Health Care Real Estate Investment Trusts (REITs) – 0.7%
Janus Living Inc - Class A*	334,550	7,885,343
Household Durables – 1.3%
M/I Homes Inc*	81,709	10,005,267
Meritage Homes Corp	85,445	5,283,919
		15,289,186
Industrial Real Estate Investment Trusts (REITs) – 1.5%
STAG Industrial Inc	476,953	17,198,925
Insurance – 4.9%
Axis Capital Holdings Ltd	251,983	25,553,596
Hanover Insurance Group Inc	100,735	17,462,412
ProAssurance Corp*	71,670	1,771,683
Selective Insurance Group Inc	158,572	11,954,743
		56,742,434
Leisure Products – 1.9%
Malibu Boats Inc*	382,673	9,918,884
YETI Holdings Inc*	330,632	12,097,825
		22,016,709
Life Sciences Tools & Services – 0.4%
Mesa Laboratories Inc	50,403	4,456,633
Machinery – 3.8%
Atmus Filtration Technologies Inc	394,208	22,379,188
Helios Technologies Inc	335,600	21,716,676
		44,095,864
Marine – 2.0%
Kirby Corp*	172,932	22,979,204
Metals & Mining – 2.0%
Commercial Metals Co	368,888	22,660,790
Multi-Utilities – 2.2%
Black Hills Corp	370,244	25,698,636
Oil, Gas & Consumable Fuels – 8.2%
Gulfport Energy Corp*	106,000	22,426,420
HF Sinclair Corp	223,944	13,971,866
Magnolia Oil & Gas Corp	918,201	28,987,605
Oasis Petroleum Inc	209,670	29,810,881
		95,196,772
Pharmaceuticals – 0.4%
Ligand Pharmaceuticals Inc*	23,020	4,595,943
Real Estate Management & Development – 1.4%
Cushman & Wakefield Ltd*	1,370,104	16,797,475
Retail Real Estate Investment Trusts (REITs) – 2.7%
Curbline Properties Corp	421,922	10,881,368
Phillips Edison & Co Inc	560,470	20,972,788
		31,854,156
Semiconductor & Semiconductor Equipment – 1.7%
Rambus Inc*	75,506	6,495,781
Tower Semiconductor Ltd*	74,191	13,019,037
		19,514,818
Software – 1.5%
ACI Worldwide Inc*	200,745	8,232,552
nCino Inc*	597,816	8,955,284
		17,187,836
Specialized Real Estate Investment Trusts (REITs) – 0.6%
SmartStop Self Storage	218,668	6,621,267
Specialty Retail – 2.0%
Academy Sports & Outdoors Inc	97,133	5,483,158
Bob's Discount Furniture Inc*	543,809	6,389,755
Boot Barn Holdings Inc*	75,230	11,010,663
		22,883,576
Textiles, Apparel & Luxury Goods – 1.4%
Steven Madden Ltd	482,243	16,357,683

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 5.0%
GATX Corp	128,152	$21,880,672
MSC Industrial Direct Co Inc	59,450	5,485,451
Rush Enterprises Inc	330,807	21,869,651
Titan Machinery Inc*	498,930	8,342,110
		57,577,884
Total Common Stocks (cost $830,101,759)		1,129,622,280
Repurchase Agreements – 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 3.6100%, dated 3/31/26, maturing 4/1/26 to be repurchased at $8,100,812 collateralized by $8,272,122 in U.S. Treasuries 0% - 3.3750%, 5/5/26 - 7/15/35 with a value of $8,262,829	$8,100,000	8,100,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.5700%, dated 3/31/26, maturing 4/1/26 to be repurchased at $10,501,041 collateralized by $10,654,172 in U.S. Treasuries 3.7500% - 6.3750%, 8/15/27 - 5/31/32 with a value of $10,711,063	10,500,000	10,500,000
Total Repurchase Agreements (cost $18,600,000)		18,600,000
Total Investments (total cost $848,701,759) – 98.9%		1,148,222,280
Cash, Receivables and Other Assets, net of Liabilities – 1.1%		12,351,786
Net Assets – 100%		$1,160,574,066

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,109,362,069	96.6%
Israel	25,769,317	2.3
Canada	13,090,894	1.1
Total	$1,148,222,280	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$7,135,462	$13,090,894	$-
All Other	1,109,395,924	-	-
Repurchase Agreements	-	18,600,000	-
Total Assets	$1,116,531,386	$31,690,894	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70293 05-26